Debt (Details 1)	Mar. 31, 2016 USD ($)
2016	$ 29,150,672
2017	37,727,563
2018	34,727,563
2019	33,727,563
2020	33,727,563
2021	36,577,563
2022	191,981,513
Total long-term debt	$ 397,620,000